Prospectus Supplement	January 11, 2022

Putnam RetirementReady® Funds
Prospectus dated November 30, 2021

Effective March 31, 2022, the sub-sections Your fund’s management in the section Fund summaries are replaced in their entirety with the following:

For Putnam RetirementReady 2065 Fund:

Your fund’s management

Investment advisor

Putnam Investment Management, LLC

Portfolio managers

Robert Schoen, Co-Chief Investment Officer, Global Asset Allocation, portfolio manager of the fund since 2021

Brett Goldstein, Co-Chief Investment Officer, Global Asset Allocation, portfolio manager of the fund since 2021

Adrian Chan, Portfolio Manager, portfolio manager of the fund since 2021

James Fetch, Co-Head of Global Asset Allocation, portfolio manager of the fund since 2021

Sub-advisor

Putnam Investments Limited*

* Though the investment advisor has retained the services of Putnam Investments Limited (PIL), PIL does not currently manage any assets of the fund.

For Putnam RetirementReady 2060 Fund:

Your fund’s management

Investment advisor

Putnam Investment Management, LLC

Portfolio managers

Robert Schoen, Co-Chief Investment Officer, Global Asset Allocation, portfolio manager of the fund since 2015

Brett Goldstein, Co-Chief Investment Officer, Global Asset Allocation, portfolio manager of the fund since 2019

Adrian Chan, Portfolio Manager, portfolio manager of the fund since 2021

James Fetch, Co-Head of Global Asset Allocation, portfolio manager of the fund since 2015

Sub-advisor

Putnam Investments Limited*

* Though the investment advisor has retained the services of Putnam Investments Limited (PIL), PIL does not currently manage any assets of the fund.

328570 1/22

For Putnam RetirementReady 2055 Fund:

Your fund’s management

Investment advisor

Putnam Investment Management, LLC

Portfolio managers

Robert Schoen, Co-Chief Investment Officer, Global Asset Allocation, portfolio manager of the fund since 2010

Brett Goldstein, Co-Chief Investment Officer, Global Asset Allocation, portfolio manager of the fund since 2019

Adrian Chan, Portfolio Manager, portfolio manager of the fund since 2021

James Fetch, Co-Head of Global Asset Allocation, portfolio manager of the fund since 2012

Sub-advisor

Putnam Investments Limited*

* Though the investment advisor has retained the services of Putnam Investments Limited (PIL), PIL does not currently manage any assets of the fund.

For Putnam RetirementReady 2050 Fund:

Your fund’s management

Investment advisor

Putnam Investment Management, LLC

Portfolio managers

Robert Schoen, Co-Chief Investment Officer, Global Asset Allocation, portfolio manager of the fund since 2005

Brett Goldstein, Co-Chief Investment Officer, Global Asset Allocation, portfolio manager of the fund since 2019

Adrian Chan, Portfolio Manager, portfolio manager of the fund since 2021

James Fetch, Co-Head of Global Asset Allocation, portfolio manager of the fund since 2012

Sub-advisor

Putnam Investments Limited*

* Though the investment advisor has retained the services of Putnam Investments Limited (PIL), PIL does not currently manage any assets of the fund.

For Putnam RetirementReady 2045 Fund, Putnam RetirementReady 2040 Fund, Putnam RetirementReady 2035 Fund, Putnam RetirementReady 2030 Fund, Putnam RetirementReady 2025 Fund and Putnam RetirementReady Maturity Fund:

Your fund’s management

Investment advisor

Putnam Investment Management, LLC

Portfolio managers

Robert Schoen, Co-Chief Investment Officer, Global Asset Allocation, portfolio manager of the fund since 2004

Brett Goldstein, Co-Chief Investment Officer, Global Asset Allocation, portfolio manager of the fund since 2019

Adrian Chan, Portfolio Manager, portfolio manager of the fund since 2021

James Fetch, Co-Head of Global Asset Allocation, portfolio manager of the fund since 2012

Sub-advisor

Putnam Investments Limited*

* Though the investment advisor has retained the services of Putnam Investments Limited (PIL), PIL does not currently manage any assets of the fund.

Effective March 31, 2022, the sub-section The funds’ investment manager – Portfolio managers in the section Who oversees and manages the funds? is replaced in its entirety with the following:

Portfolio managers. The officers of Putnam Management identified below are jointly and primarily responsible for the day-to-day management of each fund’s portfolio.

Portfolio	Joined
managers	funds*	Employer	Positions over past five years
Robert Schoen	2004**	Putnam	Co-Chief Investment Officer, Global Asset Allocation
		Management	Previously, Co-Head of Global Asset Allocation
		1997–Present
Brett Goldstein	2019	Putnam	Co-Chief Investment Officer, Global Asset Allocation
		Management	Previously, Portfolio Manager and Analyst
		2010–Present
Adrian Chan	2021	Putnam	Portfolio Manager
		Management
		2008–Present
James Fetch	2012	Putnam	Co-Head of Global Asset Allocation
		Management
		1994–Present

* Each named portfolio manager joined Putnam RetirementReady 2060 Fund in 2015, upon the date of the fund’s commencement of operations, except for Brett Goldstein and Adrian Chan, who joined in 2019 and 2021, respectively. Each named portfolio manager joined Putnam RetirementReady 2065 Fund in 2021, upon the date of the fund’s commencement of operations, except for Adrian Chan, who joined in June 2021.

** Robert Schoen joined Putnam RetirementReady 2050 Fund and Putnam RetirementReady 2055 Fund in 2005 and 2010, respectively, upon the date of each fund’s commencement of operations.

The SAI provides information about these individuals’ compensation, other accounts managed by these individuals and these individuals’ ownership of securities in the funds.

This page intentionally left blank.